Parent Company Only Condensed Financial Information	6 Months Ended
Jun. 30, 2025
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

19. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	10,995	10,321	1,441
Amount due from subsidiaries	244,981	245,261	34,237
Total current assets	255,976	255,582	35,678

Non-current assets
Intangible assets	12,504	11,795	1,647
Investment in subsidiaries	(126,637)	(138,523)	(19,338)
Total non-current assets	(114,133)	(126,728)	(17,691)
Total assets	141,843	128,854	17,987
	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable	1,642	—	—
Amount due to subsidiaries	8,231	9,256	1,292
Total liabilities	9,873	9,256	1,292

Shareholders’ equity:
Ordinary shares (US$0.00001428571428 par value; 3,500,000,000 and 3,500,000,000 shares authorized; 1,152,740,747 and 1,230,609,377 shares issued and outstanding as of December 31, 2024 and June 30, 2025, respectively)	119	126	18
Additional paid-in capital	267,626	275,456	38,452
Statutory reserve	7,411	7,460	1,041
Accumulated deficit	(143,585)	(164,928)	(23,023)
Accumulated other comprehensive income	399	1,484	207
Total shareholders’ equity	131,970	119,598	16,695
Total liabilities, shareholders’ equity	141,843	128,854	17,987

Condensed statement of comprehensive income

	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
General and administrative expenses	(20)	(25)	(4)
Research and development expenses	—	(667)	(93)
Total operating expenses	(20)	(692)	(97)
Operating loss	(20)	(692)	(97)
Exchange gain (loss)	1,253	(1,606)	(224)
Share of profits (loss) from subsidiaries and Consolidated VIEs	25,390	(18,996)	(2,650)
Income (loss) before taxes	26,623	(21,294)	(2,971)
Income tax expense	—	—	—
Net income(loss)	26,623	(21,294)	(2,971)

Comprehensive income (loss)
Net income (loss)	26,623	(21,294)	(2,971)
Other comprehensive income (loss)
Foreign currency translation adjustment	—	(1,085)	(151)
Total comprehensive income (loss)	26,623	(22,379)	(3,122)

Condensed statements of cash flows

	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
Net cash provided by (used in) operating activities	55	(2,784)	(389)
Net cash used in investing activities	—	(917)	(128)
Net cash provided by financing activities	—	3,027	423
Net increase(decrease) in cash and cash equivalents	55	(674)	(94)
Cash and cash equivalents at beginning of year	58	10,995	1,535
Cash and cash equivalents at end of year	113	10,321	1,441

Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, and such investment is presented on the balance sheets as “Investments in subsidiaries” and the share of the subsidiaries’ profit or loss is presented as “Share of profits of subsidiaries and Consolidated VIEs” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company’s unaudited interim condensed consolidated financial statements.